Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (56,144)	$ 58,743
Non-cash items:
Depreciation and amortization	73,652	78,576
Loss on sale of vessels (note 13)	12,495	14,323
Unrealized loss (gain) on derivative instruments (note 8)	1,268	(3,021)
Equity loss (income)	27,174	(6,416)
Other	8,827	7,343
Change in operating assets and liabilities	6,118	37,562
Expenditures for dry docking	(6,448)	(6,477)
Net operating cash flow	66,942	180,633
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	14,919	875,467
Repayments of long-term debt	(82,054)	(119,252)
Prepayments of long-term debt	(222,302)	(957,541)
Proceeds from financing related to sales and leaseback of vessels (note 7)	153,000	0
Scheduled repayments of capital lease obligations (note 7)	(2,312)	0
Increase in restricted cash	(2,672)	0
Return of capital to Teekay Corporation (note 3)	0	(15,000)
Cash dividends paid	(15,302)	(42,159)
Proceeds from issuance of Class A common stock (note 11)	5,000	0
Proceeds from equity offerings, net of offering costs (note 11)	8,565	0
Other	(241)	(744)
Net financing cash flow	(143,399)	(259,229)
INVESTING ACTIVITIES
Proceeds from sale of vessels (note 13)	45,859	14,078
Expenditures for vessels and equipment	(3,503)	(6,728)
Loan repayments from equity accounted investment	550	2,500
Net investing cash flow	42,906	9,850
Decrease in cash and cash equivalents	(33,551)	(68,746)
Cash and cash equivalents, beginning of the period	94,157	156,520
Cash and cash equivalents, end of the period	$ 60,606	$ 87,774